Note 11 - Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of supplemental cash flow [text block]
Investing and financing activities	December 31, 2018	December 31, 2017	December 31, 2016

Exploration and evaluation assets expenditures included in trade and other payables	$694,167	$493,943	$535,254
Fair value of finders’ warrants	36,566	180,691	17,918
Fair value of finders’ warrants transferred to share capital on exercise of finders’ warrants	-	12,797	5,984
Fair value of cash stock options transferred to share capital on exercise of options	6,670	496,859	43,180
Fair value of cashless stock options transferred to share capital on exercise of options	160,080	387,930	108,300

	December 31, 2018	December 31, 2017

Cash	$2,580,580	$1,449,184
Term Deposits	2,500,000	14,885,350
	$5,080,580	$16,334,534